Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

November 1, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 495 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the Wells Fargo Alternative Strategies Fund (the “Fund”), the form of the Fund’s Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 495 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 26, 2016.

The Fund’s prospectuses were filed pursuant to Rule 497(c) under the Act to reflect non material changes.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel